Property and Equipment (Tables)	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of property and equipment	Property and equipment consist of the following at December 31, 2019 and 2018:
	2019	2018
Office equipment	$1,664	$1,664
Less accumulated depreciation	(1,043)	(761)
	$615	$902

QDM Holdings Limited [Member]
Schedule of property and equipment

Property and equipment, net, consists of the following:

	March 31, 2020	March 31, 2019
	US$	US$
Office equipment	1,673	1,673
Leasehold improvements	-	8,483
Total	1,673	10,156
Less: Accumulated depreciation	(1,338)	(7,790)
Property and equipment, net	335	2,366